10 Property, plant and equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	£ 2,154	£ 1,983
Additions
Balance at end	542	2,154	£ 1,983
Right Of use [member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	828
Balance at end	76	828
Laboratory equipment [member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	998	1,325
Balance at end	423	998	1,325
Computer equipment [member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	71	118
Balance at end	37	71	118
Leasehold improvements [member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	244	528
Balance at end	2	244	528
Fixtures and fittings [member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	13	12
Balance at end	4	13	12
Carrying amount [member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	7,551	6,300	6,375
Additions	209	1,209	503
Adoption of IFRS 16 Leases		395
Effect of modification to lease terms	(678)	(82)
Disposals	(5,210)		(635)
Exchange differences	271	(271)	57
Balance at end	2,143	7,551	6,300
Carrying amount [member] | Right Of use [member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	1,124
Additions		822
Adoption of IFRS 16 Leases		395
Effect of modification to lease terms	(678)	(82)
Disposals	(316)
Exchange differences	58	(11)
Balance at end	188	1,124
Carrying amount [member] | Laboratory equipment [member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	3,738	3,651	3,669
Additions	135	223	353
Disposals	(2,323)		(401)
Exchange differences	112	(136)	30
Balance at end	1,662	3,738	3,651
Carrying amount [member] | Computer equipment [member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	403	383	342
Additions	16	23	40
Disposals	(185)
Exchange differences	2	(3)	1
Balance at end	236	403	383
Carrying amount [member] | Leasehold improvements [member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	2,038	2,013	2,112
Additions	58	137	106
Disposals	(2,184)		(229)
Exchange differences	92	(112)	24
Balance at end	4	2,038	2,013
Carrying amount [member] | Fixtures and fittings [member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	248	253	252
Additions		4	4
Disposals	(202)		(5)
Exchange differences	7	(9)	2
Balance at end	53	248	253
Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	5,397	4,317	3,846
Charge for the year	1,207	1,282	1,016
Disposals	(5,186)		(599)
Exchange differences	183	(202)	53
Balance at end	1,601	5,397	4,317
Accumulated depreciation and amortisation [member] | Right Of use [member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	296
Charge for the year	118	303
Disposals	(316)
Exchange differences	14	(7)
Balance at end	112	296
Accumulated depreciation and amortisation [member] | Laboratory equipment [member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	2,740	2,326	2,220
Charge for the year	720	507	499
Disposals	(2,300)		(421)
Exchange differences	79	(93)	28
Balance at end	1,239	2,740	2,326
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	332	265	192
Charge for the year	50	70	72
Disposals	(185)		(3)
Exchange differences	2	(3)	4
Balance at end	199	332	265
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	1,794	1,485	1,238
Charge for the year	310	400	403
Disposals	(2,183)		(175)
Exchange differences	81	(91)	19
Balance at end	2	1,794	1,485
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Balance at beginning	235	241	196
Charge for the year	9	2	43
Disposals	(202)
Exchange differences	7	(8)	2
Balance at end	£ 49	£ 235	£ 241